Trade and other liabilities	12 Months Ended
Dec. 31, 2023
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Trade and other liabilities
24. Trade and other liabilities

All figures in £ millions	2023	2022
Current

Trade payables	317	348

Sales return liability	31	53

Deferred income	295	340

Interest payable	4	10

Accruals and other liabilities	628	503

	1,275	1,254

Non-current

Deferred income	73	60

Accruals and other liabilities	25	60

	98	120
The carrying value of the Group’s trade and other liabilities approximates its fair value. The deferred income balance comprises contract liabilities in respect of advance payments in assessment, testing and training businesses; subscription income in school and college businesses; and obligations to deliver digital content in future periods. The increase in trade and other liabilities held by the Group is driven by the liability recorded for the remainder of the Share buyback scheme offset against disposals, differences in deferred income due to timing, and utilisation of accruals from the
2022 restructuring programme.